Quarterly Holdings Report
for

Fidelity Freedom® Blend 2040 Fund

December 31, 2019

FBF-Y40-QTLY-0220
1.9892474.101

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 52.8%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	4,060,706	$61,032,415
Fidelity Series Commodity Strategy Fund (a)	4,496,635	21,403,982
Fidelity Series Large Cap Growth Index Fund (a)	4,098,810	47,874,099
Fidelity Series Large Cap Stock Fund (a)	3,030,437	48,002,125
Fidelity Series Large Cap Value Index Fund (a)	6,830,656	90,096,349
Fidelity Series Small Cap Opportunities Fund (a)	1,739,320	24,350,478
Fidelity Series Value Discovery Fund (a)	2,099,464	28,531,721
TOTAL DOMESTIC EQUITY FUNDS
(Cost $302,491,869)		321,291,169

International Equity Funds - 39.9%
Fidelity Series Canada Fund (a)	829,302	9,362,815
Fidelity Series Emerging Markets Fund (a)	795,156	7,760,725
Fidelity Series Emerging Markets Opportunities Fund (a)	3,380,518	69,740,091
Fidelity Series International Growth Fund (a)	2,789,082	48,864,719
Fidelity Series International Index Fund (a)	1,557,362	16,585,902
Fidelity Series International Small Cap Fund (a)	849,322	14,701,760
Fidelity Series International Value Fund (a)	4,934,735	48,853,873
Fidelity Series Overseas Fund (a)	2,544,581	27,430,581
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $224,672,622)		243,300,466

Bond Funds - 6.5%
Fidelity Series Corporate Bond Fund (a)	8,752	93,817
Fidelity Series Emerging Markets Debt Fund (a)	408,061	3,917,386
Fidelity Series Floating Rate High Income Fund (a)	89,300	830,489
Fidelity Series Government Bond Index Fund (a)	11,165	116,786
Fidelity Series High Income Fund (a)	443,976	4,257,733
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,216,862	12,229,466
Fidelity Series Investment Grade Bond Fund (a)	10,519	121,700
Fidelity Series Investment Grade Securitized Fund (a)	9,044	93,152
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,750,699	15,423,655
Fidelity Series Real Estate Income Fund (a)	239,736	2,668,264
TOTAL BOND FUNDS
(Cost $39,892,872)		39,752,448

Short-Term Funds - 0.8%
Fidelity Cash Central Fund 1.58% (b)	49	49
Fidelity Series Government Money Market Fund 1.65% (a)(c)	1,015,196	1,015,196
Fidelity Series Short-Term Credit Fund (a)	100,901	1,017,080
Fidelity Series Treasury Bill Index Fund (a)	304,546	3,045,463
TOTAL SHORT-TERM FUNDS
(Cost $5,064,919)		5,077,788
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $572,122,282)		609,421,871
NET OTHER ASSETS (LIABILITIES) - 0.0%		(168,528)
NET ASSETS - 100%		$609,253,343

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$1,998,090	$70,206,238	$12,819,128	$6,150,554	$(14,886)	$1,662,101	$61,032,415
Fidelity Series Canada Fund	159,217	9,009,523	233,996	160,232	(525)	428,596	9,362,815
Fidelity Series Commodity Strategy Fund	415,759	21,946,493	996,856	287,306	(17,585)	56,171	21,403,982
Fidelity Series Corporate Bond Fund	30,666	1,010,016	1,002,205	15,761	50,299	5,041	93,817
Fidelity Series Emerging Markets Debt Fund	110,026	4,047,821	249,267	149,989	(1,953)	10,759	3,917,386
Fidelity Series Emerging Markets Fund	162,633	7,685,030	168,991	166,428	(2,629)	84,682	7,760,725
Fidelity Series Emerging Markets Opportunities Fund	1,473,485	63,587,686	1,324,250	1,668,556	(7,451)	6,010,621	69,740,091
Fidelity Series Floating Rate High Income Fund	24,892	852,937	49,019	32,288	(221)	1,900	830,489
Fidelity Series Government Bond Index Fund	42,493	1,508,562	1,494,647	13,010	57,349	3,029	116,786
Fidelity Series Government Money Market Fund 1.65%	43,149	1,922,862	950,815	16,237	--	--	1,015,196
Fidelity Series High Income Fund	190,074	4,273,593	273,548	182,795	(1,910)	69,524	4,257,733
Fidelity Series Inflation-Protected Bond Index Fund	50,098	12,378,107	189,065	139,878	596	(10,270)	12,229,466
Fidelity Series International Growth Fund	1,337,893	47,205,914	5,227,433	1,707,963	125,313	5,423,032	48,864,719
Fidelity Series International Index Fund	350,998	15,610,621	360,373	307,028	(1,264)	985,920	16,585,902
Fidelity Series International Small Cap Fund	350,456	14,200,011	948,345	600,282	4,510	1,095,128	14,701,760
Fidelity Series International Value Fund	1,318,353	47,844,063	2,485,226	1,894,846	(27,200)	2,203,883	48,853,873
Fidelity Series Investment Grade Bond Fund	44,963	1,576,511	1,555,183	17,702	51,164	4,245	121,700
Fidelity Series Investment Grade Securitized Fund	31,635	1,058,759	1,018,736	13,793	20,330	1,164	93,152
Fidelity Series Large Cap Growth Index Fund	1,563,974	49,694,986	9,610,641	625,881	256,558	5,969,222	47,874,099
Fidelity Series Large Cap Stock Fund	1,559,358	51,686,750	8,653,359	3,048,434	127,887	3,281,489	48,002,125
Fidelity Series Large Cap Value Index Fund	2,920,032	96,240,483	13,274,343	5,344,716	118,667	4,091,510	90,096,349
Fidelity Series Long-Term Treasury Bond Index Fund	590,091	22,383,261	7,665,893	1,343,848	419,901	(303,705)	15,423,655
Fidelity Series Overseas Fund	--	25,399,183	--	95,901	--	2,031,398	27,430,581
Fidelity Series Real Estate Income Fund	78,110	2,725,399	172,641	143,243	802	36,594	2,668,264
Fidelity Series Short-Term Credit Fund	43,158	1,408,066	445,605	21,183	1,308	10,153	1,017,080
Fidelity Series Small Cap Opportunities Fund	778,965	25,854,667	3,138,676	1,462,076	(5,759)	861,281	24,350,478
Fidelity Series Treasury Bill Index Fund	105,090	5,785,446	2,848,805	45,486	1,371	2,361	3,045,463
Fidelity Series Value Discovery Fund	923,901	29,779,998	4,248,926	1,083,441	41,923	2,034,825	28,531,721
Total	$16,697,559	$636,882,986	$81,405,972	$26,738,857	$1,196,595	$36,050,654	$609,421,822

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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